(Loss)/earnings per share - Computation of basic and diluted profit/(loss) per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) category ¥ / shares shares	Dec. 31, 2018 CNY (¥) category ¥ / shares shares	Dec. 31, 2017 CNY (¥) category ¥ / shares shares
Earnings/(loss) per share
Number of categories of dilutive securities | category	4	2	2
(Loss)/profit attributable to owners of the Company-basic | ¥	¥ 136,309	¥ (255,237)	¥ (76,675)
(Loss)/profit attributable to owners of the Company-diluted | ¥	¥ (45,621)	¥ (255,237)	¥ (76,675)
Weighted average number of shares-basic	46,097,963	41,060,255	41,000,000
Cancellation of ordinary shares due to conversion of exchangeable note liabilities	(4,863,438)
Weighted average number of shares-diluted	58,791,662	41,060,255	41,000,000
(Loss)/earnings per share-basic (RMB) | ¥ / shares	¥ 2.96	¥ (6.22)	¥ (1.87)
Loss per share - diluted (RMB) | ¥ / shares	¥ (0.78)	¥ (6.22)	¥ (1.87)
Series A Preferred Shares
Earnings/(loss) per share
Reversal of fair value gain | ¥	¥ (136,656)
Conversion of convertible instrument	12,693,699
Exchangeable note liabilities
Earnings/(loss) per share
Reversal of fair value gain | ¥	¥ (45,274)
Conversion of convertible instrument	4,863,438